Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-based Compensation
Defined Benefit Plan, Assumptions [Table Text Block]

Year ended
December 31, 2020
Expected term of option (in years)	2 –3
Expected volatility	58.21 – 65.93%
Expected dividend yield	― %
Risk-free interest rate	0.17 – 0.19%

Activity in stock option plans

		Yen	Years		Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term		Aggregate intrinsic value
Outstanding at December 31, 2018	549,500	¥1,552	7.6	¥	―
Forfeited/Expired	(30,000)	800
Outstanding at December 31, 2019	519,500	1,595	6.7		―
Exercisable at December 31, 2019	519,500	1,595	6.7		―
Granted	450,000	752	―
Forfeited/Expired	(290,000)	1,903
Outstanding at December 31, 2020	679,500	905	4.3		531,518
Exercisable at December 31, 2020	229,500	¥1,205	5.4		¥123,891